STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding	18,528,367	11,819,600
Granted	1,510,000	9,746,267
Expired	(1,937,000)	(2,837,500)
Forfeited		(200,000)
Exercised
Outstanding	18,101,367	18,528,367	11,819,600
Exercisable	17,780,742
Exercise Price
Outstanding (Lower Limit)	$ 0.57	$ 0.63	$ 0.25
Outstanding (Upper Limit)	1.69	1.69	1.75
Granted (Lower Limit)	0.57	0.67
Granted (Upper Limit)	0.86	1.02
Expired (Lower Limit)	0.63	1.00
Expired (Upper Limit)	1.30	1.75
Forfeited (Lower Limit)		0.92
Forfeited (Upper Limit)		1.16
Outstanding (Lower Limit)	0.57	0.63	0.25
Outstanding (Upper Limit)	1.69	1.69	1.75
Exercisable (Lower Limit)	0.57
Exercisable (Upper Limit)	1.69
Weighted Average Exercise Price
Outstanding	0.92	1.15
Granted	0.63	0.81
Expired	0.88	1.52
Forfeited		1.01
Outstanding	0.90	$ 0.92	$ 1.15
Exercisable	$ 0.90